CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Investment Income
Interest income	$ 13	$ 630
PIK interest income	29	63
Fee income	10	2
Total investment income	52	695
Operating Expenses
Management fee	31	123
Administrative services	23	22
Custody services	7	8
Trustees fees	115	49
Related party reimbursements	71	90
Professional services fees	575	112
Other expenses	71	115
Total expenses	893	519
Net investment income (loss)	(841)	176
Realized and unrealized gains (losses):
Investments	(6,869)	67
Net realized gains (losses)	(6,869)	67
Investments	6,451	405
Net change in unrealized appreciation	6,451	405
Net realized and unrealized gains (losses)	(418)	472
Net increase (decrease) in net assets resulting from operations	$ (1,259)	$ 648
Per Common Share information:
Net investment income (loss) per Common Share outstanding - basic and diluted	$ (0.03)	$ 0.01
Earnings (loss) per Common Share outstanding - basic	(0.05)	0.03
Earnings (loss) per Common Share outstanding - diluted	$ (0.05)	$ 0.03
Weighted average Common Shares outstanding - basic	25,594,125	25,594,125
Weighted average Common Shares outstanding - diluted	25,594,125	25,594,125